Finance Expense, Net	12 Months Ended
Dec. 31, 2022
Finance Expense, Net
Finance Expense, Net
23.	Finance Expense, Net

Finance (expense) income, net, for the years ended December 31, 2022, 2021 and 2020, included:

	2022		2021		2020
Interest expense (1)	Ps.	(9,455,578)	Ps.	(9,105,998)	Ps.	(10,502,529)
Other finance expense, net (2)		(110,739)		(1,183,180)		—
Foreign exchange loss, net (4)		(1,790,956)		(2,188,861)		—
Finance expense		(11,357,273)		(12,478,039)		(10,502,529)
Interest income (3)		2,151,109		560,026		1,067,066
Other finance income, net (2)		—		—		89,323
Foreign exchange gain, net (4)		—		—		3,696,713
Finance income		2,151,109		560,026		4,853,102
Finance expense, net	Ps.	(9,206,164)	Ps.	(11,918,013)	Ps.	(5,649,427)

(1)

Interest expense for the years ended December 31, 2022, 2021 and 2020 included: (i) interest related to lease liabilities that were recognized beginning on January 1, 2019, in accordance with the guidelines of IFRS 16 Leases, in the aggregate amount of  Ps.450,454, Ps.431,419 and Ps.461,895, respectively; (ii) interest related to satellite transponder lease agreement and other lease agreement that were recognized in the aggregate amount of Ps.257,938, Ps.275,371 and Ps.75,378, respectively; (iii) interest related to dismantling obligations incurred primarily in connection with the Group’s Cable segment networks, in the aggregate amount of Ps.123,209, Ps.48,624 and Ps.921,658, respectively; and (iv) amortization of finance costs in the aggregate amount of Ps.292,189, Ps.179,212 and Ps.180,500, respectively; and finance expense related to prepayment of long-term debt in the aggregate amount of  Ps.490,430, for the year ended December 31, 2022 (see Notes 2 and 14).

(2)	Other finance income or expense, net, included fair value gain or loss from derivative financial instruments (see Note 15).
(3)	This line item included primarily interest income from cash equivalents.
(4)	Foreign exchange gain or loss, net, for the years ended December 31, 2022, 2021 and 2020 included: (i) foreign exchange gain or loss resulted primarily from the appreciation or depreciation of the Mexican peso against the U.S. dollar on the Group’s U.S. dollar-denominated monetary asset or liability position, excluding designated hedging long-term debt of the Group’s investments in TelevisaUnivision (formerly known as UH II) and Open-Ended Fund (see Notes 2(e), 4 and 14). The exchange rate of the Mexican peso against the U.S. dollar was of Ps.19.4760, Ps.20.5031 and Ps.19.9493, as of December 31, 2022, 2021 and 2020, respectively.